ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2022	Feb. 26, 2021	Jan. 26, 2021	May 14, 2019
Statement [Line Items]
NET INCOME (LOSS)	$ (2,186,692)	$ (1,422,463)	$ (8,852,677)	$ (5,373,015)
Working Capital Deficit	16,620,626		14,605,687
Cash	$ 497,022		$ 564,242	$ 191,485
Boston Solar [Member]
Statement [Line Items]
Membership interest, percentage	80.10%		80.10%		80.10%
Box Pure Air, LLC [Member]
Statement [Line Items]
Membership interest, percentage	51.00%		51.00%			51.00%
Discount Indoor Garden Supply, Inc. [Member]
Statement [Line Items]
Membership interest, percentage	90.00%		90.00%
ShieldSaver, LLC [Member]
Statement [Line Items]
Membership interest, percentage	51.00%		51.00%
Direct Solar America [Member]
Statement [Line Items]
Equity ownership, percentage	51.00%		51.00%					51.00%
Undesignated Preferred Stock [Member]
Statement [Line Items]
Membership interest, percentage							100.00%